CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (15,133)	$ 253,217	$ 298,662
Adjustments to reconcile net income (loss) to net cash generated from (used in)operating activities:
Share-based compensation	4,497	4,682	7,028
Depreciation of property and equipment	14,668	11,624	9,701
Deferred tax expenses (benefits)	(32,361)	27,339	15,482
Allowance for doubtful accounts	$ 18,649	$ 17,377	13,437
Realized gain on available-for-sale security			$ (821)
Other-than-temporary impairment on available-for-sale security		$ 8,417
Amortization of loan origination costs	$ 1,393	1,812	$ 3,483
Amortization of issuance costs for convertible senior notes	3,196	3,033	164
Deemed rental expense (Note 20)	$ 169	$ 174	175
Gain on bargain purchase			(102)
Changes in operating assets and liabilities:
Accounts receivable	$ (118,797)	$ (22,697)	(25,457)
Funds receivable	13,177	(25,173)	(29,288)
Prepayments and other current assets	(35,333)	8,799	$ (12,330)
Commitment deposits	36,666	(47,312)
Loans receivable, current	(53,340)	(2,009)
Loans receivable, non-current	(192,059)	$ (79,641)
Amount due from a related party	(262)
Other non-current assets	2,250	$ (4,275)	$ 107
Deferred revenue	33,099	4,420	46,426
Accrued expenses and other liabilities	106,412	50,085	41,408
Customers' refundable fees	19,161	(10,502)	33,527
Income tax payable	29,346	15,064	6,398
Amount due to a related party	(657)	120	537
Other non-current liabilities	(51)	(95)	(481)
Net cash generated from (used in) operating activities	(165,310)	214,459	408,056
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of fixed-rate time deposits	(129,759)	(1,268,688)	(9,984)
Proceeds from maturity of fixed-rate time deposits	$ 507,007	$ 822,804	25,843
Proceeds from disposal of an available-for-sale security			1,464
Acquisition of property and equipment	$ (45,151)	$ (7,976)	(6,730)
Payment for business acquisitions		$ (9,806)	$ (12,781)
Purchase of land use right	$ (54)
Acquisition of long-term investments	(127,388)	$ (119,312)
Proceeds from disposal of property and equipment	635	96	$ 138
Deposits for non-current assets	(146,728)	(48,249)	(37,720)
Net cash (used in) generated from investing activities	58,562	$ (631,131)	$ (39,770)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Class A ordinary shares	346,775
Proceeds from exercise of share options	8,416	$ 12,485	$ 26,011
Proceeds from issuance of shares by a PRC Domestic Entity's subsidiary	718	$ 80
Proceeds from short-term loans	$ 72,750
Proceeds from long-term loans			$ 100,000
Repayment of short-term loans	$ (153,500)	$ (90,000)	(180,670)
Proceeds from an issuance of convertible senior notes	$ 300,000	50,000	350,000
Payment of issuance costs for convertible senior notes		$ (1,144)	(8,420)
Return of share capital to noncontrolling interest holder upon disposal of a PRC Domestic Entity's subsidiary			(683)
Repayment of loans from noncontrolling interests			(5,728)
Payment of loan origination costs	$ (15)	$ (781)	(4,097)
Payment of dividends	(82,751)	(82,380)	(81,046)
Changes in restricted cash	95,078	303,805	(108,218)
Net cash generated from financing activities	587,471	192,065	87,149
Exchange rate effect on cash and cash equivalents	(17,562)	(1,643)	7,408
Net increase (decrease) in cash and cash equivalents	463,161	(226,250)	462,843
Cash and cash equivalents at beginning of year	354,760	581,010	118,167
Cash and cash equivalents at end of year	817,921	354,760	581,010
Supplemental schedule of cash flow information:
Income tax paid	6,674	12,198	38,705
Interest paid	13,245	$ 16,069	13,884
Acquisition of property and equipment through utilization of deposits	$ 90,713		$ 111,367